Fair Value Measurement (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	¥ 5,479	¥ 5,608
Financial assets, Foreign exchange contracts	21	24
Financial liabilities, Foreign exchange contracts	0	6
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	5,479	5,608
Financial assets, Foreign exchange contracts	21	24
Financial liabilities, Foreign exchange contracts	¥ 0	¥ 6